Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance premium receivables	¥ 15,847	¥ 24,459
Entrustment deposits	44,110	51,844
Guarantee balance	20,729	15,595
Intangible assets	8,898	8,898
Accumulated amortization.	8,898
Residual
Amortization of acquired intangible assets		44	¥ 281
Impairment	20,110		10,929
Share-based compensation expenses	¥ 461		¥ (393)
Insurance policies	0.10%	0.10%	0.20%
Recognized contingent performance bonus	¥ 11,387	¥ 3,887	¥ 17,265
Recognized revenues	245,717	258,715
Tax amount	14,681	19,235	20,610
Total value-added taxes, paid	130,743	179,183	179,663
Aggregate amount	¥ 600,901	595,428
Rate of US dollars (in Dollars per share) | $ / shares				$ 1
Rate of RMB (in Yuan Renminbi per share) | ¥ / shares	¥ 6.8972
Advertising costs	¥ 18,822	35,300	37,389
Operating lease term	7 years
Recognized amount	¥ 10,396	17,448	¥ 27,352
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated amortization.		¥ 8,898
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	9 years 4 months 24 days
Operating lease term	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Operating lease term	7 years